LOCAL AND FOREIGN CURRENCY - Non-Current Assets (Details) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
NON-CURRENT ASSETS
Other non-current assets	$ 296,632,012	$ 162,013,278
Other non-current, non-financial assets	70,861,616	90,242,672
Non-current accounts receivable	126,464	73,862
Non-current accounts receivable related entities	98,941	138,346
Investments accounted for under the equity method	91,489,194	87,956,354	$ 99,866,733	$ 102,410,945
Intangible assets other than goodwill	659,631,543	604,514,165	675,075,375
Goodwill	118,042,900	98,325,593	121,221,661	117,229,173
Property, plant and equipment	716,379,127	605,576,545	722,718,863	$ 710,770,968
Deferred tax assets	1,858,727	1,925,869
Total Non-Current Assets	1,955,120,524	1,650,766,684	$ 1,857,474,320
USD.
NON-CURRENT ASSETS
Other non-current, non-financial assets	673,524
Intangible assets other than goodwill		3,959,421
Total Non-Current Assets	673,524	3,959,421
EUR
NON-CURRENT ASSETS
Property, plant and equipment	404,450
Total Non-Current Assets	404,450
UF
NON-CURRENT ASSETS
Other non-current assets	34,239,224	7,515,981
Other non-current, non-financial assets		338,014
Non-current accounts receivable	7,089	32,219
Total Non-Current Assets	34,246,313	7,886,214
CLP
NON-CURRENT ASSETS
Other non-current assets	55,469,858
Other non-current, non-financial assets	419,910	47,530
Non-current accounts receivable	76,649
Non-current accounts receivable related entities	98,941	138,346
Investments accounted for under the equity method	52,519,699	50,628,307
Intangible assets other than goodwill	311,086,862	306,202,181
Goodwill	9,523,767	9,523,767
Property, plant and equipment	273,812,253	255,963,912
Deferred tax assets	1,858,727	1,925,869
Total Non-Current Assets	704,866,666	624,429,912
BRL
NON-CURRENT ASSETS
Other non-current assets	192,844,909	144,684,180
Other non-current, non-financial assets	66,621,741	88,001,852
Investments accounted for under the equity method	38,969,495	37,328,047
Intangible assets other than goodwill	159,307,806	139,166,117
Goodwill	60,830,705	54,980,669
Property, plant and equipment	201,527,151	179,286,945
Total Non-Current Assets	720,101,807	643,447,810
ARS
NON-CURRENT ASSETS
Other non-current assets	14,078,021	9,813,117
Other non-current, non-financial assets	1,836,280	1,825,631
Non-current accounts receivable		1,211
Intangible assets other than goodwill	7,560,882	2,591,026
Goodwill	39,976,392	27,343,642
Property, plant and equipment	152,227,991	103,227,548
Total Non-Current Assets	215,679,566	144,802,175
PGY
NON-CURRENT ASSETS
Other non-current, non-financial assets	1,310,161	29,645
Non-current accounts receivable	42,726	40,432
Intangible assets other than goodwill	181,675,993	152,595,420
Goodwill	7,712,036	6,477,515
Property, plant and equipment	88,407,282	67,098,140
Total Non-Current Assets	$ 279,148,198	$ 226,241,152